Net Investment in Direct Financing Leases - Schedule of Future Minimum Lease Payments (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Leases [Abstract]
2015	$ 23,896	148,264
2016	16,874	104,696
2017	9,691	60,130
2018	493	3,057
2019	$ 0	0